VACATION OWNERSHIP MORTGAGES RECEIVABLE	12 Months Ended
Dec. 31, 2015
VACATION OWNERSHIP MORTGAGES RECEIVABLE
VACATION OWNERSHIP MORTGAGES RECEIVABLE

NOTE 6—VACATION OWNERSHIP MORTGAGES RECEIVABLE

        Vacation ownership mortgages receivable is comprised of various mortgage loans related to our financing of vacation ownership interval sales. As part of our acquisition of HVO on October 1, 2014, we acquired an existing portfolio of vacation ownership mortgages receivable. These loans are accounted for using the expected cash flows method of recognizing discount accretion based on the acquired loans' expected cash flows pursuant to ASC 310-30, "Loans acquired with deteriorated credit quality." At acquisition, we recorded these acquired loans at fair value, including a credit discount which is accreted as an adjustment to yield over the loan pools' estimate life. Originated loans as of December 31, 2015 and 2014 represent vacation ownership mortgages receivable originated by our Vacation Ownership operating segment, subsequent to the acquisition of HVO on October 1, 2014.

        Vacation ownership mortgages receivable balances as of December 31, 2015 and 2014 were as follows:

	December 31, 2015	December 31, 2014
Acquired vacation ownership mortgages receivables at various stated interest rates with varying payment through 2024 (see below)	$23,362	$33,953
Originated vacation ownership mortgages receivables at various stated interest rates with varying payment through 2025 (see below)	10,811	2,896
Less allowance for loan losses	(1,935)	(347)

Net vacation ownership mortgages receivable	$32,238	$36,502

        The fair value of these acquired loans of $37.5 million as of the HVO acquisition date (October 1, 2014) was determined by use of a discounted cash flow approach which calculates a present value of expected future cash flows based on scheduled principal and interest payments over the term of the respective loans, while considering anticipated defaults and early repayments determined based on historical experience. Consequently, the fair value of these acquired loans recorded on our consolidated balance sheet as of the acquisition date embeds an estimate for future loan losses which becomes the historical cost basis for that existing portfolio going forward. As of December 31, 2015 and 2014, the contractual outstanding balance of the acquired loans, which represents contractually-owned future principal amounts and accrued interest, was $25.8 million and $38.0 million, respectively.

        The table below presents a rollforward from December 31, 2014 of the accretable yield (interest income) expected to be earned related to our acquired loans, as well as the amount of non-accretable difference at the end of the period. Nonaccretable difference represents estimated contractually required payments in excess of estimated cash flows expected to be collected. The accretable yield represents the excess of estimated cash flows expected to be collected over the carrying amount of the acquired loans.

Accretable Yield	Year Ended December 31, 2015
(In thousands)
Balance, beginning of period	$15,406
Accretion	(4,257)
Reclassification between nonaccretable difference	557

Balance, end of period	$11,706

Nonaccretable difference, end of period balance	$5,554

        The table below presents a rollforward from October 1, 2014 (date of acquisition) of the accretable yield (interest income) expected to be earned related to our acquired loans, as well as the amount of non-accretable difference at the end of the period.

Accretable Yield	October 1, 2014 through December 31, 2014
Balance, beginning of period	$14,413
Accretion	(1,293)
Reclassification between nonaccretable difference	2,286

Balance, end of period	$15,406

Nonaccretable difference, end of period balance	$14,260

        The accretable yield is recognized into interest income (within consolidated revenue) over the estimated life of the acquired loans using the level yield method. The accretable yield may change in future periods due to changes in the anticipated remaining life of the acquired loans, which may alter the amount of future interest income expected to be collected, and changes in expected future principal and interest cash collections which impacts the nonaccretable difference.

        Vacation ownership mortgages receivables as of December 31, 2015 are scheduled to mature as follows (in thousands):

	Vacation Ownership Mortgages Receivable
Twelve month period ending December 31,	Acquired loans	Originated loans	Total
2016	$5,313	$600	$5,913
2017	4,510	685	5,195
2018	3,665	745	4,410
2019	3,146	831	3,977
2020	3,217	925	4,142
2021 and thereafter	7,655	7,025	14,680

Total	27,506	10,811	38,317
Less: discount on acquired loans(1)	(4,144)	—	(4,144)
Less: allowance for losses	—	(1,935)	(1,935)

Net vacation ownership mortgages receivable	$23,362	$8,876	$32,238

Weighted average stated interest rate as of December 31, 2015	14.0%	13.9%
Range of stated interest rates as of December 31, 2015	12.5% to 17.9%	12.9% to 14.9%

(1)

The difference between the contractual principal amount of acquired loans of $27.5 million and the net carrying amount of $23.4 million as of December 31, 2015 is related to the application of ASC 310-30.

Collectability

        We assess our vacation ownership mortgages receivable portfolio of loans for collectability on an aggregate basis. Estimates of uncollectability pertaining to our originated loans are recorded as provisions in the vacation ownership mortgages receivable allowance for losses. For originated loans, we record an estimate of uncollectability as a reduction of sales of VOIs in the accompanying consolidated statements of income at the time revenue is recognized on a VOI sale. We evaluate our originated loan portfolio collectively as they are largely homogeneous, smaller-balance, vacation ownership mortgages receivable. We use a technique referred to as static pool analysis, which tracks uncollectibles over the entire life of those mortgages receivable, as the basis for determining our general reserve requirements on our vacation ownership mortgages receivable. The adequacy of the related allowance is determined by management through analysis of several factors, such as current economic conditions and industry trends, as well as the specific risk characteristics of the portfolio, including defaults, aging, and historical write-offs of these receivables. The allowance is maintained at a level deemed adequate by management based on a periodic analysis of the mortgage portfolio. As of December 31, 2015 and 2014, allowance for losses of uncollectability of $1.9 million and $0.3 million, respectively was recorded to the vacation ownership mortgages receivable allowance for losses related solely to our originated loans.

        Our acquired loans are remeasured at period end based on expected future cash flows which uses an estimated measure of anticipated defaults. We consider the loan loss provision on our originated loans and estimates of defaults used in the remeasurements of our acquired loans to be adequate and based on the economic environment and our assessment of the future collectability of the outstanding loans.

        The weighted average FICO score within our acquired and originated loan pools was 703 and 716, respectively, at December 31, 2015 and 701 and 718, respectively at December 31, 2014, based upon the outstanding loan balance at time of origination. The average estimated rate for all future defaults for our outstanding pool of loans as of December 31, 2015 and 2014 was 10.9% and 11.2%, respectively.

        On an ongoing basis, we monitor credit quality of our vacation ownership mortgages receivable portfolio based on payment activity as follows:

•	Current—The consumer's note is in good standing as payments and reporting are current per the terms contractually stipulated in the agreement.
•	Past-due—We consider a vacation ownership mortgage receivable to be past-due based on the contractual terms of each individual financing agreement.
•

Non-performing—Vacation ownership mortgages receivable are considered non-performing if interest or principal is more than 120 days past due. All non-performing loans are placed on non-accrual status and we do not resume interest accrual until the receivable becomes contractually current. We apply payments we receive for vacation ownership notes receivable on non-performing status first to interest, then to principal, and any remainder to fees.

        Our aged analysis of past-due vacation ownership mortgages receivable and the gross balance of vacation ownership mortgages receivable greater than 90 days past-due as of December 31, 2015 is as follows (in thousands):

	Vacation Ownership Mortgages Receivable
	Acquired loans	Originated loans	Total
Receivables past due	$1,046	$243	$1,289
Receivables greater than 90 days past due	$206	$27	$233

        Our aged analysis of past-due vacation ownership mortgages receivable and the gross balance of vacation ownership mortgages receivable greater than 90 days past-due as of December 31, 2014 is as follows (in thousands):

	Vacation Ownership Mortgages Receivable
	Acquired loans	Originated loans	Total
Receivables past due	$1,152	$149	$1,301
Receivables greater than 90 days past due	$148	$0	$148